United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/18

Date of Reporting Period: Six months ended 03/31/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2018
Share Class | Ticker	Institutional | FGFIX	Service | FGFSX

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2018, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	90.9%
Asset-Backed Securities	5.5%
Non-Agency Mortgage-Backed Securities	3.0%
Collateralized Mortgage Obligations	0.3%
U.S. Government Agency Adjustable Rate Mortgages	0.1%
Derivative Contracts[2,3]	(0.0)%
Cash Equivalents[4]	4.6%
Other Assets and Liabilities—Net[5]	(4.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
March 31, 2018 (unaudited)
Principal Amount or Contracts		Value
	MORTGAGE-BACKED SECURITIES—90.9%
	Federal Home Loan Mortgage Corporation—30.9%
$3,517,760	3.500%, 4/1/2042	$3,559,546
1,748,279	3.500%, 4/1/2042	1,769,046
1,356,726	3.500%, 7/1/2042	1,372,418
7,901,381	3.500%, 5/1/2046	7,942,153
4,263,361	3.500%, 10/1/2046	4,285,360
163,242	4.000%, 8/1/2025	168,665
4,014,871	4.000%, 12/1/2041	4,153,361
4,980,205	4.000%, 3/1/2048	5,114,642
8,939	4.500%, 11/1/2018	8,989
63,769	4.500%, 6/1/2019	64,349
54,613	4.500%, 8/1/2022	55,870
420,732	4.500%, 8/1/2024	437,138
328,673	4.500%, 9/1/2030	345,849
752,745	4.500%, 4/1/2040	795,525
320,601	4.500%, 8/1/2040	338,721
1,841,562	4.500%, 9/1/2040	1,945,646
12,754	5.000%, 7/1/2019	12,895
14,397	5.000%, 7/1/2020	14,669
156,487	5.000%, 1/1/2022	162,008
44,044	5.000%, 1/1/2024	47,007
42,171	5.000%, 4/1/2028	45,038
49,696	5.000%, 5/1/2028	53,074
1,119,981	5.000%, 1/1/2034	1,206,760
8,293	5.000%, 6/1/2036	8,952
246,854	5.000%, 3/1/2039	266,780
762,163	5.000%, 10/1/2039	823,564
101,036	5.500%, 10/1/2021	105,037
53,508	5.500%, 10/1/2024	58,140
41,371	5.500%, 11/1/2026	44,952
39,138	5.500%, 10/1/2033	42,537
58,985	5.500%, 8/1/2034	64,577
72,442	5.500%, 1/1/2036	79,507
183,706	5.500%, 2/1/2036	201,737
43,550	5.500%, 3/1/2036	47,776
Semi-Annual Shareholder Report
2

Principal Amount or Contracts		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$135,798	5.500%, 6/1/2036	$148,969
2,378	5.500%, 6/1/2036	2,616
208,423	5.500%, 10/1/2037	228,491
29,423	5.500%, 11/1/2037	32,256
30,149	5.500%, 1/1/2039	33,150
643,813	5.500%, 10/1/2039	705,801
19,509	6.000%, 7/1/2021	20,305
718,003	6.000%, 4/1/2036	802,049
33,865	6.000%, 12/1/2036	37,785
35,419	6.000%, 12/1/2036	39,675
181,064	6.000%, 7/1/2037	202,219
60,005	7.500%, 1/1/2027	67,667
653	7.500%, 9/1/2030	757
3,317	7.500%, 1/1/2031	3,822
3,703	7.500%, 1/1/2031	4,278
2,090	7.500%, 1/1/2031	2,335
75,703	7.500%, 2/1/2031	87,944
33,009	7.500%, 2/1/2031	38,137
	TOTAL	38,100,544
	Federal National Mortgage Association—36.0%
20,463,205	3.000%, 10/1/2046	20,024,603
2,320	3.500%, 8/1/2020	2,366
8,010,473	3.500%, 12/1/2046	8,048,365
244,479	4.000%, 1/1/2025	252,248
139,166	4.000%, 11/1/2030	144,853
418,310	4.000%, 2/1/2031	435,402
201,457	4.000%, 7/1/2031	209,689
2,646,929	4.000%, 12/1/2031	2,755,086
449,185	4.000%, 12/1/2041	465,294
2,706,032	4.000%, 4/1/2042	2,802,228
283	4.500%, 5/1/2018	283
17,980	4.500%, 12/1/2019	18,145
54,555	4.500%, 6/1/2025	57,406
92,939	4.500%, 11/1/2025	97,796
99,659	4.500%, 6/1/2029	104,868
154,335	4.500%, 7/1/2029	162,401
219,793	4.500%, 9/1/2029	231,279
Semi-Annual Shareholder Report
3

Principal Amount or Contracts		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$400,929	4.500%, 10/1/2040	$423,636
2,541,398	4.500%, 1/1/2042	2,685,333
1,075,399	4.500%, 2/1/2042	1,136,305
481	5.000%, 4/1/2018	481
14,450	5.000%, 7/1/2019	14,601
15,913	5.000%, 8/1/2021	16,400
78,641	5.000%, 7/1/2023	82,109
36,337	5.000%, 8/1/2023	38,807
80,574	5.000%, 9/1/2023	86,051
78,368	5.000%, 10/1/2023	83,696
15,489	5.000%, 12/1/2023	16,166
35,079	5.000%, 7/1/2024	37,463
22,814	5.000%, 5/1/2025	24,365
96,050	5.000%, 4/1/2028	102,580
62,211	5.000%, 6/1/2028	66,440
38,843	5.000%, 7/1/2028	41,484
55,331	5.000%, 1/1/2029	59,093
39,634	5.000%, 4/1/2036	42,795
369,879	5.000%, 7/1/2040	399,532
213,891	5.000%, 7/1/2040	231,039
18,421	5.500%, 8/1/2019	18,743
144,393	5.500%, 4/1/2025	156,891
51,396	5.500%, 7/1/2033	56,266
225,367	5.500%, 9/1/2034	246,714
61,329	5.500%, 1/1/2035	67,130
88,380	5.500%, 2/1/2035	96,694
95,596	5.500%, 8/1/2035	105,165
262,876	5.500%, 11/1/2035	287,520
236,867	5.500%, 4/1/2036	259,480
311,215	5.500%, 4/1/2036	340,513
103,337	6.000%, 2/1/2026	114,803
467,183	6.000%, 11/1/2034	521,539
54,721	6.000%, 1/1/2035	60,980
4,563	6.000%, 5/1/2036	5,100
19,957	6.000%, 12/1/2036	22,243
20,495	6.000%, 1/1/2037	22,814
402,817	6.000%, 10/1/2037	449,913
Semi-Annual Shareholder Report
4

Principal Amount or Contracts			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$2,284		6.500%, 7/1/2029	$2,559
1,564		6.500%, 5/1/2030	1,750
4,537		6.500%, 2/1/2031	5,108
6,228		6.500%, 4/1/2031	7,006
468		6.500%, 4/1/2031	524
9,601		6.500%, 5/1/2031	10,804
7,938		6.500%, 6/1/2031	8,935
12,307		6.500%, 6/1/2031	13,803
14,698		6.500%, 7/1/2031	16,623
3,141		6.500%, 8/1/2031	3,506
83,656		6.500%, 11/1/2031	93,975
12,541		6.500%, 11/1/2031	14,149
11,826		6.500%, 12/1/2031	13,296
3,479		7.000%, 4/1/2029	3,972
2,467		7.000%, 4/1/2029	2,808
6,008		7.000%, 5/1/2029	6,848
4,740		7.000%, 2/1/2030	5,397
4,127		8.000%, 12/1/2026	4,718
		TOTAL	44,448,977
		Government National Mortgage Association—24.0%
15,011,372		3.000%, 5/20/2047	14,807,492
3,874,028		3.500%, 7/20/2047	3,914,986
5,500,000	[1]	3.500%, 4/20/2048	5,553,852
3,244,390		4.000%, 5/20/2047	3,342,556
546,640		4.500%, 10/15/2039	577,258
62,075		5.000%, 1/15/2023	64,294
73,979		5.000%, 7/15/2023	77,147
243,465		5.000%, 6/20/2039	260,748
339,419		5.000%, 8/20/2039	367,797
118,084		5.000%, 9/20/2039	127,957
204,127		5.500%, 11/20/2034	222,519
104,101		5.500%, 5/15/2038	115,299
9,366		7.000%, 10/15/2028	10,591
3,448		7.000%, 12/15/2028	3,904
10,382		7.000%, 2/15/2029	11,784
2,865		7.000%, 6/15/2029	3,289
10,957		8.000%, 10/15/2030	12,935
Semi-Annual Shareholder Report
5

Principal Amount or Contracts			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$103,452		8.000%, 11/15/2030	$122,296
		TOTAL	29,596,704
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $112,598,508)	112,146,225
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.3%
		Federal National Mortgage Association—0.3%
54,355		REMIC 1999-13 PH, 6.000%, 4/25/2029	58,161
13,792		REMIC 321 2, 6.500%, 4/25/2032	3,363
383,593		REMIC 356 23, 6.500%, 12/25/2034	81,057
461,535		REMIC 356 24, 6.500%, 9/25/2035	97,330
397,403		REMIC 368 27, 6.500%, 11/25/2035	80,024
		TOTAL	319,935
		Non-Agency Mortgage-Backed Securities—3.0%
150,094		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	113,012
1,128,404		Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	1,122,018
10,774	[2]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	7,936
137,046		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	136,421
433,592		Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	442,766
1,606,462		Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	1,597,447
295,250		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	310,779
		TOTAL	3,730,379
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $4,235,865)	4,050,314
		ADJUSTABLE RATE MORTGAGES—0.1%
		Federal Home Loan Mortgage Corporation ARM—0.0%
17,506	[3]	3.465%, 7/1/2035	18,253
		Federal National Mortgage Association ARM—0.1%
91,362	[3]	3.284%, 7/1/2034	94,740
53,666	[3]	4.050%, 2/1/2036	56,906
		TOTAL	151,646
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $162,227)	169,899
		ASSET-BACKED SECURITIES—5.5%
		Auto Receivables—1.9%
2,350,000	[3]	Nextgear Floorplan Master Owner Trust 2016-2A, Class A1, 2.877%, (1-month USLIBOR +1.100%), 9/15/2021	2,369,539
Semi-Annual Shareholder Report
6

Principal Amount or Contracts			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—1.8%
$1,800,000		Dell Equipment Finance Trust 2016-1, Class D, 3.240%, 7/22/2022	$1,804,710
350,000		Great America Leasing Receivables 2015-1, Class C, 2.680%, 6/20/2022	348,890
		TOTAL	2,153,600
		Other—1.7%
1,782,958	[3]	Chesapeake Funding II LLC 2016-2A, Class A2, 2.777%, (1-month USLIBOR +1.000%), 6/15/2028	1,789,356
355,668		Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.400%, 3/22/2032	350,093
		TOTAL	2,139,449
		Student Loans—0.1%
70,502	[3]	SMB Private Education Loan Trust 2016-B, Class A1, 2.427%, (1-month USLIBOR +0.650%), 11/15/2023	70,519
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $6,708,916)	6,733,107
		INVESTMENT COMPANY—4.6%
5,714,926		Federated Government Obligations Fund, Premier Shares, 1.57%[4] (IDENTIFIED COST $5,714,926)	5,714,926
		TOTAL INVESTMENT IN SECURITIES—104.4% (IDENTIFIED COST $129,420,442)[5]	128,814,471
		OTHER ASSETS AND LIABILITIES - NET—(4.4)%[6]	(5,397,944)
		TOTAL NET ASSETS—100%	$123,416,527
At March 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
[2]United States Treasury Note 10-Year Short Futures	25	$3,028,516	June 2018	$(27,769)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
Semi-Annual Shareholder Report
7

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2018, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 9/30/2017	8,555,196
Purchases/Additions	18,425,324
Sales/Reductions	(21,265,594)
Balance of Shares Held 3/31/2018	5,714,926
Value	$5,714,926
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$50,674
1	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
2	Non-income-producing security.
3	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
4	7-day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
8

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$112,146,225	$—	$112,146,225
Collateralized Mortgage Obligations	—	4,050,314	—	4,050,314
Adjustable Rate Mortgages	—	169,899	—	169,899
Asset-Backed Securities	—	6,733,107	—	6,733,107
Investment Company	5,714,926	—	—	5,714,926
TOTAL SECURITIES	$5,714,926	$123,099,545	$—	$128,814,471
Other Financial Instruments[1]
Assets	$—	$—	$—	$—
Liabilities	(27,769)	—	—	(27,769)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(27,769)	$—	$—	$(27,769)
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2018	Year Ended September 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.59	$9.82	$9.71	$9.65	$9.60	$10.03
Income From Investment Operations:
Net investment income	0.12	0.21	0.28	0.27	0.28	0.24[1]
Net realized and unrealized gain (loss)	(0.21)	(0.19)	0.11	0.06	0.05	(0.40)
TOTAL FROM INVESTMENT OPERATIONS	(0.09)	0.02	0.39	0.33	0.33	(0.16)
Less Distributions:
Distributions from net investment income	(0.12)	(0.25)	(0.28)	(0.27)	(0.28)	(0.27)
Net Asset Value, End of Period	$9.38	$9.59	$9.82	$9.71	$9.65	$9.60
Total Return[2]	(0.89)%	0.20%	4.04%	3.46%	3.45%	(1.58)%
Ratios to Average Net Assets:
Net expenses	0.51%[3]	0.50%	0.49%	0.49%	0.48%	0.40%
Net investment income	2.53%[3]	2.21%	2.52%	2.71%	2.76%	2.47%
Expense waiver/reimbursement[4]	0.24%[3]	0.20%	0.18%	0.16%	0.16%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$112,710	$121,240	$150,636	$132,127	$150,646	$175,969
Portfolio turnover	44%	277%	248%	71%	40%	164%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	7%	63%	57%	62%	8%	64%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2018	Year Ended September 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.59	$9.81	$9.71	$9.65	$9.60	$10.03
Income From Investment Operations:
Net investment income	0.11	0.18	0.25	0.24	0.25	0.21[1]
Net realized and unrealized gain (loss)	(0.21)	(0.18)	0.10	0.06	0.05	(0.40)
TOTAL FROM INVESTMENT OPERATIONS	(0.10)	—	0.35	0.30	0.30	(0.19)
Less Distributions:
Distributions from net investment income	(0.11)	(0.22)	(0.25)	(0.24)	(0.25)	(0.24)
Net Asset Value, End of Period	$9.38	$9.59	$9.81	$9.71	$9.65	$9.60
Total Return[2]	(1.04)%	0.00%[3]	3.62%	3.15%	3.15%	(1.87)%
Ratios to Average Net Assets:
Net expenses	0.81%[4]	0.81%	0.79%	0.79%	0.78%	0.70%
Net investment income	2.23%[4]	1.91%	2.25%	2.38%	2.45%	2.17%
Expense waiver/reimbursement[5]	0.44%[4]	0.40%	0.38%	0.34%	0.34%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,706	$11,269	$15,236	$17,893	$34,579	$40,329
Portfolio turnover	44%	277%	248%	71%	40%	164%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	7%	63%	57%	62%	8%	64%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities
March 31, 2018 (unaudited)
Assets:
Investment in securities, at value including $5,714,926 of investment in an affiliated holding (identified cost $129,420,442)		$128,814,471
Restricted cash (Note 2)		23,750
Income receivable		356,402
Income receivable from affiliated holding		7,967
Receivable for shares sold		78,867
TOTAL ASSETS		129,281,457
Liabilities:
Payable for investments purchased	$5,542,281
Payable for shares redeemed	130,245
Payable for daily variation margin on futures contracts	5,833
Income distribution payable	111,690
Payable to adviser (Note 5)	1,617
Payable for administrative fees (Note 5)	811
Payable for Directors'/Trustees' fees (Note 5)	113
Payable for distribution services fee (Note 5)	451
Payable for other service fees (Notes 2 and 5)	2,267
Accrued expenses (Note 5)	69,622
TOTAL LIABILITIES		5,864,930
Net assets for 13,156,568 shares outstanding		$123,416,527
Net Assets Consist of:
Paid-in capital		$129,866,757
Net unrealized depreciation		(633,740)
Accumulated net realized loss		(5,749,748)
Distributions in excess of net investment income		(66,742)
TOTAL NET ASSETS		$123,416,527
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($112,710,241 ÷ 12,014,794 shares outstanding), no par value, 1,000,000,000 shares authorized		$9.38
Service Shares:
Net asset value per share ($10,706,286 ÷ 1,141,774 shares outstanding), no par value, 1,000,000,000 shares authorized		$9.38
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations
Six Months Ended March 31, 2018 (unaudited)
Investment Income:
Interest			$1,896,837
Dividends received from an affiliated holding, see footnotes to Portfolio of Investments			50,674
TOTAL INCOME			1,947,511
Expenses:
Investment adviser fee (Note 5)		$256,861
Administrative fee (Note 5)		51,481
Custodian fees		10,531
Transfer agent fee		37,779
Directors'/Trustees' fees (Note 5)		1,921
Auditing fees		16,390
Legal fees		4,679
Portfolio accounting fees		52,991
Distribution services fee (Note 5)		13,504
Other service fees (Notes 2 and 5)		13,471
Share registration costs		23,976
Printing and postage		9,775
Taxes		50
Miscellaneous (Note 5)		10,837
TOTAL EXPENSES		504,246
Waivers and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	$(151,529)
Waiver of other operating expenses (Note 5)	(10,770)
TOTAL WAIVERS AND REIMBURSEMENT		(162,299)
Net expenses			341,947
Net investment income			1,605,564
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments investments			(358,166)
Net realized gain on futures contracts			264,384
Net change in unrealized appreciation of investments			(2,603,041)
Net change in unrealized appreciation of futures contracts			(104,541)
Net realized and unrealized loss on investments and futures contracts			(2,801,364)
Change in net assets resulting from operations			$(1,195,800)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2018	Year Ended 9/30/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,605,564	$3,477,794
Net realized loss	(93,782)	(799,122)
Net change in unrealized appreciation/depreciation	(2,707,582)	(2,533,617)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,195,800)	145,055
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,553,199)	(3,728,470)
Service Shares	(126,434)	(294,665)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,679,633)	(4,023,135)
Share Transactions:
Proceeds from sale of shares	12,658,481	43,672,248
Net asset value of shares issued to shareholders in payment of distributions declared	1,074,871	2,785,970
Cost of shares redeemed	(19,949,964)	(75,943,877)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,216,612)	(29,485,659)
Change in net assets	(9,092,045)	(33,363,739)
Net Assets:
Beginning of period	132,508,572	165,872,311
End of period (including undistributed (distributions in excess of) net investment income of $(66,742) and $7,327, respectively)	$123,416,527	$132,508,572
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
March 31, 2018 (unaudited)
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $162,299 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$13,471
For the six months ended March 31, 2018, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland, and the Commonwealth of Pennsylvania.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and to seek to enhance yield. In addition, futures contracts are used as a duration and yield curve management tool with the goal of enhancing the Fund's total rate of return. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
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The average notional value of long and short futures contracts held by the Fund throughout the period was $500,195 and $1,658,372, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Option Contracts
The Fund buys or sells put and call options to increase return and to manage currency risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At March 31, 2018, the Fund had no outstanding written option contracts.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815	Payable for daily variation margin on futures contracts	$27,769*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$264,384

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(104,541)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2018		Year Ended 9/30/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,239,613	$11,758,230	4,446,052	$42,764,578
Shares issued to shareholders in payment of distributions declared	103,467	980,050	267,207	2,564,318
Shares redeemed	(1,966,298)	(18,632,001)	(7,419,441)	(71,181,799)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(623,218)	$(5,893,721)	(2,706,182)	$(25,852,903)

	Six Months Ended 3/31/2018		Year Ended 9/30/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	94,941	$900,251	94,642	$907,670
Shares issued to shareholders in payment of distributions declared	10,017	94,821	23,104	221,652
Shares redeemed	(138,397)	(1,317,963)	(495,341)	(4,762,078)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(33,439)	$(322,891)	(377,595)	$(3,632,756)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(656,657)	$(6,216,612)	(3,083,777)	$(29,485,659)
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4. FEDERAL TAX INFORMATION
At March 31, 2018, the cost of investments for federal tax purposes was $129,420,442. The net unrealized depreciation of investments for federal tax purposes was $633,740. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,591,135 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,224,875. The amounts presented are inclusive of derivative contracts.
At September 30, 2017, the Fund had a capital loss carryforward of $5,691,085 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$1,138,849	$37,973	$1,176,822
2018	4,514,263	—	4,514,263
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2018, the Adviser voluntarily waived $148,411 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2018, the Adviser reimbursed $3,118.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$13,504	$(10,770)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2018, FSC retained $2,734 of fees paid by the Fund.
Other Service Fees
For the six months ended March 31, 2018, FSSC received $205 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.49% and 0.79% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
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Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2018, were as follows:
Purchases	$—
Sales	$4,023,546
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of March 31, 2018, the Fund had no outstanding loans. During the six months ended March 31, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2018, there were no outstanding loans. During the six months ended March 31, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 to March 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$991.10	$2.53
Service Shares	$1,000	$989.60	$4.02
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.40	$2.57
Service Shares	$1,000	$1,020.90	$4.08
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.51%
Service Shares	0.81%
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Evaluation and Approval of Advisory Contract–May 2017
Federated Mortgage Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report
28

Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts,
Semi-Annual Shareholder Report
29

but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted
Semi-Annual Shareholder Report
30

that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
31

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Mortgage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q887
CUSIP 31428Q804
G02367-01 (5/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
March 31, 2018
Share Class | Ticker	A | FULAX	Institutional | FULIX	Service | FULBX

Federated Ultrashort Bond Fund
Fund Established 1997

A Portfolio of Federated Total Return Series, Inc.
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2017 through March 31, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	50.2%
Corporate Debt Securities	33.2%
Collateralized Mortgage Obligations	4.6%
Floating Rate Loans	3.3%
Commercial Mortgage-Backed Securities	1.9%
Commercial Paper	1.7%
Municipal Bond	0.3%
Certificate of Deposit	0.2%
Mortgage-Backed Securities[3]	0.2%
Trade Finance Agreements	0.2%
Adjustable Rate Securities	0.1%
Derivative Contracts[4,5]	(0.0)%
Other Security Types[6]	0.2%
Cash Equivalents[7]	4.2%
Other Assets and Liabilities—Net[8]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Other Security Types consist of commercial paper, common stocks and an exchange-traded fund.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
March 31, 2018 (unaudited)
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal National Mortgage Association—0.1%
$95,638		FNMA ARM 544848, 2.731%, 4/01/2030	$97,157
1,059,683		FNMA ARM 544872, 2.714%, 7/01/2034	1,084,584
244,446		FNMA ARM 556379, 2.601%, 5/01/2040	247,166
1,076,535		FNMA ARM 618128, 1.996%, 8/01/2033	1,084,656
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,508,979)	2,513,563
		ASSET-BACKED SECURITIES—50.2%
		Auto Receivables—17.6%
2,561,079		ARI Fleet Lease Trust 2016-A, Class A2, 1.82%, 7/15/2024	2,556,355
4,000,000		ARI Fleet Lease Trust 2017-A, Class A2, 1.91%, 4/15/2026	3,976,191
3,505,000		ARI Fleet Lease Trust 2017-A, Class A3, 2.28%, 4/15/2026	3,452,771
10,500,000		ARI Fleet Lease Trust 2018-A, Class A2, 2.55%, 10/15/2026	10,458,518
4,000,000		AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.59%, 2/8/2022	4,050,355
15,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.42%, 4/18/2023	14,973,421
13,000,000		AmeriCredit Automobile Receivables Trust 2017-3, Class D, 3.18%, 7/18/2023	12,843,475
7,000,000		BMW Vehicle Lease Trust 2016-1, Class A4, 1.51%, 6/20/2019	6,978,490
6,800,000		BMW Vehicle Lease Trust 2016-2, Class A4, 1.57%, 2/20/2020	6,732,689
4,350,000		BMW Vehicle Lease Trust 2017-2, Class A4, 2.19%, 3/22/2021	4,299,033
20,000,000		BMW Vehicle Owner Trust 2018-A, Class A3, 2.35%, 4/25/2022	19,843,371
5,000,000		California Republic Auto Receivable Trust 2016-2, Class B, 2.52%, 5/16/2022	4,893,789
2,400,000		California Republic Auto Receivable Trust 2016-2, Class C, 3.51%, 3/15/2023	2,354,782
10,500,000		Canadian Pacer Auto Receivable 2017-1A, Class A3, 2.05%, 3/19/2021	10,336,029
2,973,174		Capital Auto Receivables Asset Trust 2016-3, Class A3, 1.54%, 8/20/2020	2,958,126
1,825,425	[1]	Chesapeake Funding II LLC 2017-2A, Class A2, 2.227%, (1-month USLIBOR +0.450%), 5/15/2029	1,828,553
8,500,000	[1]	Chesapeake Funding II LLC 2017-4A, Class A2, 2.117%, (1-month USLIBOR +0.340%), 11/15/2029	8,500,423
4,000,000		Chesapeake Funding II LLC 2017-4A, Class B, 2.59%, 11/15/2029	3,942,805
1,500,000		Chesapeake Funding II LLC 2017-4A, Class C, 2.76%, 11/15/2029	1,478,824
2,750,000		Chesapeake Funding II LLC 2017-4A, Class D, 3.26%, 11/15/2029	2,714,909
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$7,000,000	[1]	Chesapeake Funding LLC 2017-3A, Class A2, 2.117%, (1-month USLIBOR +0.340%), 8/15/2029	$7,004,971
3,900,000		Chesapeake Funding LLC 2017-3A, Class B, 2.57%, 8/15/2029	3,866,948
2,300,000		Chesapeake Funding LLC 2017-3A, Class C, 2.78%, 8/15/2029	2,282,871
2,000,000		Chesapeake Funding LLC 2017-3A, Class D, 3.38%, 8/15/2029	1,989,628
6,000,000		Drive Auto Receivables Trust 2016-BA, Class C, 3.19%, 7/15/2022	6,016,781
8,430,000		Drive Auto Receivables Trust 2016-CA, Class C, 3.02%, 11/15/2021	8,446,908
3,000,000		Drive Auto Receivables Trust 2017-3, Class C, 2.80%, 7/15/2022	2,990,529
10,000,000		Drive Auto Receivables Trust 2017-AA, Class C, 2.98%, 1/18/2022	10,008,269
2,588,603		Drive Auto Receivables Trust 2017-BA, Class B, 2.20%, 5/15/2020	2,585,786
17,000,000		Drive Auto Receivables Trust 2018-1, Class B, 2.88%, 2/15/2022	16,982,865
4,099,791		Enterprise Fleet Financing LLC 20016-1 A2, Class A2, 1.83%, 9/20/2021	4,089,912
1,513,449		Enterprise Fleet Financing LLC 2016-2, Class A2, 1.74%, 2/22/2022	1,506,131
14,000,000		Enterprise Fleet Financing LLC 2018-1, Class A2, 2.87%, 10/20/2023	14,002,435
17,000,000	[1]	GM Financial Automobile Leasin 2018-1, Class A2B, 1.79%, (1-month USLIBOR +0.200%), 4/20/2020	17,008,992
3,750,000		GM Financial Automobile Leasing Trust 2016-3, Class C, 2.38%, 5/20/2020	3,729,416
1,250,000		GM Financial Automobile Leasing Trust 2017-2, Class A4, 2.18%, 6/21/2021	1,236,967
7,300,000		GM Financial Automobile Leasing Trust 2017-3, Class C, 2.73%, 9/20/2021	7,235,611
3,000,000		GM Financial Consumer Automobile Receivables Trust 2017-1A, Class B, 2.30%, 6/16/2023	2,948,885
4,500,000		GM Financial Consumer Automobile Receivables Trust 2017-3A, Class A3, 1.97%, 5/16/2022	4,431,045
8,600,000	[1]	GM Financial Consumer Automobile Receivables Trust 2018-1, Class A2B, 1.876%, (1-month USLIBOR +0.090%), 1/19/2021	8,602,614
4,250,000		GM Financial Securitized Term 2018-1, Class B, 2.57%, 7/17/2023	4,197,761
6,750,000		GMF Floorplan Owner Revolving Trust 2015-1, Class C, 2.22%, 5/15/2020	6,743,314
17,384,000		GMF Floorplan Owner Revolving Trust 2015-1, Class D, 2.57%, 5/15/2020	17,368,871
8,200,000		GMF Floorplan Owner Revolving Trust 2017-1, Class C, 2.97%, 1/18/2022	8,180,599
3,100,000		General Motors 2016-1, Class C, 2.85%, 5/17/2021	3,090,041
2,000,000		Harley-Davidson Motorcycle Trust 2016-A, Class B, 2.71%, 3/15/2024	1,956,917
8,000,000		Huntington Auto Trust 2016-1, Class D, 2.96%, 8/15/2023	7,864,645
10,000,000		Hyundai Auto Lease Securitization Trust 2016-A, Class B, 2.10%, 10/15/2020	9,982,835
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$3,250,000		Hyundai Auto Lease Securitization Trust 2016-B, Class A4, 1.68%, 4/15/2020	$3,234,440
17,500,000		Hyundai Auto Lease Securitization Trust 2016-C, Class B, 1.86%, 5/17/2021	17,330,851
17,000,000		Hyundai Auto Lease Securitization Trust 2017-A, Class B, 2.39%, 5/17/2021	16,888,397
6,000,000		Hyundai Auto Lease Securitization Trust 2017-B, Class A4, 2.13%, 3/15/2021	5,944,868
6,800,000		Hyundai Auto Lease Securitization Trust 2017-C, Class B, 2.46%, 7/15/2022	6,719,661
9,500,000		Hyundai Auto Receivables Trust 2017-B, Class C, 2.44%, 5/15/2024	9,268,272
5,800,000		Mercedes-Benz Auto Lease Trust 2016-B, Class A4, 1.52%, 6/15/2022	5,752,085
17,000,000		Mercedes-Benz Auto Lease Trust 2017-A, Class A4, 2.01%, 1/17/2023	16,845,664
7,000,000		Mercedes-Benz Auto Lease Trust 2018-A, Class A4, 2.51%, 10/16/2023	6,955,704
6,000,000	[1]	Mercedes-Benz Master Owner Trust 2016-BA, Class A, 2.477%, (1-month USLIBOR +0.700%), 5/17/2021	6,036,025
12,000,000	[1]	Motor PLC 2017-1A, Class A1, 2.402%, (1-month USLIBOR +0.530%), 9/25/2024	12,005,448
10,100,000	[1]	Navistar Financial Dealer Note 2017-1, Class A, 2.652%, (1-month USLIBOR +0.780%), 6/27/2022	10,146,102
15,000,000		Nextgear Floorplan Master Owner Trust 2015-2A, Class A, 2.38%, 10/15/2020	14,985,604
5,000,000	[1]	Nextgear Floorplan Master Owner Trust 2016-1A, Class A1, 3.477%, (1-month USLIBOR +1.700%), 4/15/2021	5,067,172
6,300,000	[1]	Nextgear Floorplan Master Owner Trust 2016-2A, Class A1, 2.877%, (1-month USLIBOR +1.100%), 9/15/2021	6,352,381
10,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-1A, Class A1, 2.627%, (1-month USLIBOR +0.850%), 4/18/2022	10,065,450
5,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-2A, Class A1, 2.457%, (1-month USLIBOR +0.680%), 10/17/2022	4,936,891
7,000,000		Nextgear Floorplan Master Owner Trust 2017-2A, Class B, 3.02%, 10/17/2022	6,954,213
15,500,000	[1]	Nextgear Floorplan Master Owner Trust 2018-1A, Class A1, 3.09%, (1-month USLIBOR +0.640%), 2/15/2023	15,509,842
3,500,000		Nissan Auto Lease Trust 2016-B, Class A4, 1.61%, 1/18/2022	3,472,850
3,400,000		Nissan Auto Lease Trust 2017-B, Class A4, 2.17%, 12/15/2021	3,369,519
3,000,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.49%, 5/17/2021	3,025,120
8,996,275		Santander Drive Auto Receivables Trust 2016-1, Class B, 2.47%, 12/15/2020	8,995,189
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$8,000,000		Santander Drive Auto Receivables Trust 2017-1, Class A3, 1.77%, 9/15/2020	$7,974,851
6,000,000		Santander Drive Auto Receivables Trust 2017-3, Class C, 2.76%, 12/15/2022	5,950,587
3,000,000		Securitized Term Auto Receivables Trust 2016-1A, Class A4, 1.794%, 2/25/2021	2,961,261
7,500,000		Securitized Term Auto Receivables Trust 2017-1A, Class A4, 2.209%, 6/25/2021	7,424,514
7,700,000		Securitized Term Auto Receivables Trust 2017-2A, Class A3, 2.04%, 4/26/2021	7,575,084
5,885,793		World Omni Auto Receivables Trust 2017-B, Class A2A, 1.61%, 2/16/2021	5,851,400
2,250,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.37%, 5/15/2024	2,200,103
6,000,000		World Omni Automobile Lease Securitization Trust 2016-A, Class B, 1.85%, 1/15/2022	5,930,573
12,750,000		World Omni Automobile Lease Securitization Trust 2018-A, Class B, 3.06%, 5/15/2023	12,764,068
		TOTAL	574,019,645
		Credit Card—17.0%
14,500,000	[1]	American Express Credit Account Master 2013-1, Class B, 2.477%, (1-month USLIBOR +0.700%), 2/16/2021	14,521,209
8,200,000	[1]	American Express Credit Account Master Trust 2017-2, Class A, 2.227%, (1-month USLIBOR +0.450%), 9/16/2024	8,277,205
6,679,000	[1]	American Express Credit Account Master Trust 2017-5, Class B, 2.357%, (1-month USLIBOR +0.580%), 2/18/2025	6,700,672
10,546,000	[1]	American Express Credit Account Master Trust 2017-8, Class B, 2.037%, (1-month USLIBOR +0.260%), 5/16/2022	10,552,245
12,000,000	[1]	American Express Credit Account Master Trust 2018-3, Class A, 2.097%, (1-month USLIBOR +0.320%), 10/15/2025	12,005,976
3,111,000	[1]	American Express Issuance Trust II 2013-2, Class B, 2.477%, (1-month USLIBOR +0.700%), 8/15/2019	3,118,345
13,250,000	[1]	Bank of America Credit Card 2016-A1, Class A, 2.167%, (1-month USLIBOR +0.390%), 10/15/2021	13,293,037
19,650,000	[1]	Bank of America Credit Card Trust 2014-A1, Class A, 2.157%, (1-month USLIBOR +0.380%), 6/15/2021	19,696,699
4,500,000		Bank of America Credit Card Trust 2017-A1, Class A1, 1.95%, 8/15/2022	4,433,104
2,600,000	[1]	Barclays Dryrock Issuance Trust 2017-1, Class A, 2.107%, (1-month USLIBOR +0.330%), 3/15/2023	2,607,044
13,425,000	[1]	Barclays Dryrock Issuance Trust 2017-2, Class A, 2.077%, (1-month USLIBOR +0.300%), 5/15/2023	13,440,080
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$17,300,000	[1]	Capital One Multi Asset Execution Trust 2014-A4, Class A4, 2.137%, (1-month USLIBOR +0.360%), 6/15/2022	$17,347,661
7,700,000	[1]	Capital One Multi-Asset Execution Trust 2004-B3, Class B3, 2.507%, (1-month USLIBOR +0.730%), 1/18/2022	7,730,058
15,000,000	[1]	Capital One Multi-Asset Execution Trust 2016-A7, Class A7, 2.287%, (1-month USLIBOR +0.510%), 9/16/2024	15,065,232
30,600,000	[1]	Cards II Trust 2016-1A, Class A, 2.477%, (1-month USLIBOR +0.700%), 7/15/2021	30,648,213
9,100,000	[1]	Cards II Trust 2017-1A, Class A, 2.147%, (1-month USLIBOR +0.370%), 4/18/2022	9,106,372
11,000,000	[1]	Cards II Trust 2017-2A, Class A, 2.037%, (1-month USLIBOR +0.260%), 10/17/2022	11,001,296
15,000,000	[1]	Chase Issuance Trust 2014-A5, Class A5, 2.147%, (1-month USLIBOR +0.370%), 4/15/2021	15,040,501
15,000,000	[1]	Chase Issuance Trust 2017-A1, Class A, 2.077%, (1-month USLIBOR +0.300%), 1/18/2022	15,040,709
15,500,000	[1]	Citibank Credit Card Issuance Trust 2013-A2, Class A2, 2.152%, (1-month USLIBOR +0.280%), 5/26/2020	15,505,183
10,000,000	[1]	Citibank Credit Card Issuance Trust 2016-A3, Class A3, 2.192%, (1-month USLIBOR +0.490%), 12/7/2023	10,086,361
10,000,000	[1]	Citibank Credit Card Issuance Trust 2017-A4, Class A4, 1.922%, (1-month USLIBOR +0.220%), 4/7/2022	10,016,338
18,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A2, Class A2, 2.152%, (1-month USLIBOR +0.330%), 1/21/2025	18,012,138
13,500,000	[1]	Discover Card Execution Note Trust 2013-A6, Class A6, 2.227%, (1-month USLIBOR +0.450%), 4/15/2021	13,525,192
11,829,000	[1]	Discover Card Execution Note Trust 2014-A1, Class A1, 2.207%, (1-month USLIBOR +0.430%), 7/15/2021	11,857,948
9,000,000		Discover Card Execution Note Trust 2016—A1, Class A1, 1.64%, 7/15/2021	8,944,054
6,250,000	[1]	Discover Card Execution Note Trust 2017—A1, Class A1, 2.267%, (1-month USLIBOR +0.490%), 7/15/2024	6,300,718
14,700,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 2.137%, (1-month USLIBOR +0.360%), 4/15/2025	14,759,104
14,575,000	[1]	Evergreen Credit Card Trust Series 2016-1, Class A, 2.497%, (1-month USLIBOR +0.720%), 4/15/2020	14,578,459
16,000,000	[1]	Evergreen Credit Card Trust Series 2016-3, Class A, 2.277%, (1-month USLIBOR +0.500%), 11/16/2020	16,040,358
15,000,000	[1]	Evergreen Credit Card Trust Series 2017-1, Class A, 2.037%, (1-month USLIBOR +0.260%), 10/15/2021	15,022,885
12,000,000	[1]	First National Master Note Trust 2017-1, Class A, 2.177%, (1-month USLIBOR +0.400%), 4/18/2022	12,022,567
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$8,300,000	[1]	First National Master Note Trust 2017-2, Class A, 2.217%, (1-month USLIBOR +0.440%), 10/16/2023	$8,335,230
20,500,000	[1]	Golden Credit Card Trust 2014-2A, Class A, 2.227%, (1-month USLIBOR +0.450%), 3/15/2021	20,551,037
5,000,000		Golden Credit Card Trust 2016-5A, Class A, 1.60%, 9/15/2021	4,921,260
15,000,000	[1]	Golden Credit Card Trust 2017-1A, Class A, 2.177%, (1-month USLIBOR +0.400%), 2/15/2021	15,025,204
20,000,000	[1]	Golden Credit Card Trust 2017-4A, Class A, 2.297%, (1-month USLIBOR +0.520%), 7/15/2024	20,047,183
4,750,000		Golden Credit Card Trust 2018-1A, Class A, 2.62%, 1/15/2023	4,721,449
10,000,000	[1]	MBNA Credit Card Master Note Trust 2004-A3, Class A3, 2.037%, (1-month USLIBOR +0.260%), 8/16/2021	10,004,061
3,250,000		Master Credit Card Trust 2017-1A, Class B, 2.56%, 7/21/2021	3,230,933
12,500,000		Master Credit Card Trust 2017-1A, Class C, 3.06%, 7/21/2021	12,460,254
10,350,000	[1]	Master Credit Card Trust 2018-1A, Class A, 2.331%, (1-month USLIBOR +0.490%), 7/22/2024	10,373,720
15,000,000	[1]	Penarth Master Issuer 2018-1A, Class A1, 2.206%, (1-month USLIBOR +0.380%), 3/18/2022	15,008,985
20,000,000	[1]	Trillium Credit Card Trust II 2016-1A, Class A, 2.592%, (1-month USLIBOR +0.720%), 5/26/2021	20,001,630
13,800,000	[1]	Trillium Credit Card Trust II 2018-1A, Class A, 1.961%, (1-month USLIBOR +0.250%), 2/27/2023	13,802,525
		TOTAL	554,780,434
		Equipment Lease—3.7%
4,629,667		CLI Funding LLC 2013-1A, Note, 2.83%, 3/18/2028	4,554,917
15,000,000		Dell Equipment Finance Trust 2015-2, Class D, 3.61%, 3/22/2021	15,015,469
2,750,000		Dell Equipment Finance Trust 2016-1, Class D, 3.24%, 7/22/2022	2,757,196
5,656,000		Dell Equipment Finance Trust 2017-1, Class D, 3.44%, 4/24/2023	5,598,203
4,575,000		Dell Equipment Finance Trust 2017-2, Class C, 2.73%, 10/24/2022	4,535,291
3,250,000		Dell Equipment Finance Trust 2017-2, Class D, 3.27%, 10/23/2023	3,240,776
4,100,000		Great America Leasing Receivables 2015-1, Class C, 2.68%, 6/20/2022	4,087,000
3,704,182		Great America Leasing Receivables 2016-1 A, Class A3, 1.73%, 6/20/2019	3,693,785
6,316,000		Great America Leasing Receivables 2017-1, Class B, 2.59%, 1/20/2023	6,190,493
2,850,000		Great America Leasing Receivables 2017-1, Class C, 2.89%, 1/22/2024	2,793,915
21,000,000		Great America Leasing Receivables 2018-1, Class A2, 2.35%, 5/15/2020	20,935,165
3,200,000		Great America Leasing Receivables 2018-1, Class B, 2.99%, 6/17/2024	3,187,646
8,617,766		John Deere Owner Trust 2017-A, Class A2, 1.50%, 10/15/2019	8,597,841
6,450,000		Volvo Financial Equipment LLC 2015-1A, Class B, 2.27%, 3/16/2020	6,423,983
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$9,000,000		Volvo Financial Equipment LLC 2016-1A, Class C, 2.44%, 2/15/2023	$8,892,278
4,250,000		Volvo Financial Equipment LLC, Series 2017-1A, Class B, 2.40%, 1/18/2022	4,185,427
5,000,000		Volvo Financial Equipment LLC, Series 2017-1A, Class C, 2.60%, 4/15/2024	4,916,216
11,750,000	[1]	Volvo Financial Equipment Master Series 2017- A, Class A, 2.277%, (1-month USLIBOR +0.500%), 11/15/2022	11,817,398
		TOTAL	121,422,999
		Home Equity Loan—0.1%
1,673,635	[1]	Carrington Mortgage Loan Trust, Class A3, 2.052%, (1-month USLIBOR +0.180%), 2/25/2036	1,671,898
28,887	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 2.612%, (1-month USLIBOR +0.740%), 8/25/2034	26,782
98,781	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 2.892%, (1-month USLIBOR +1.020%), 11/25/2034	98,374
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	10,361
160,007	[1]	Option One Mortgage Loan Trust 2005-1, Class A1B, 2.532%, (1-month USLIBOR +0.660%), 2/25/2035	158,670
76,800	[1]	Quest Trust 2004—X1, Class A, 2.532%, (1-month USLIBOR +0.660%), 3/25/2034	77,179
291,864		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	291,859
2,532,132	[2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
		TOTAL	2,335,123
		Manufactured Housing—0.0%
17,996		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	18,326
		Other—11.7%
1,275,932	[1]	Bank of America Student Loan Trust 2010-1A, Class A, 2.545%, (3-month USLIBOR +0.800%), 2/25/2043	1,281,574
4,623,525	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 2.552%, (1-month USLIBOR +0.680%), 10/25/2035	4,627,801
3,946,805	[1]	Navient Student Loan Trust 2017-3A, Class A1, 2.172%, (1-month USLIBOR +0.300%), 7/26/2066	3,951,079
9,587,754	[1]	Navient Student Loan Trust 2018-1A, Class A1, 1.75%, (1-month USLIBOR +0.190%), 3/25/2067	9,590,170
17,500,000		Navient Student Loan Trust 2018-A, Class A1, 2.53%, 2/18/2042	17,457,616
4,875,000	[1]	Navistar Financial Dealer Note Master Trust 2016-1, Class A, 3.222%, (1-month USLIBOR +1.350%), 9/27/2021	4,897,230
6,750,000	[1]	Navistar Financial Dealer Note Master Trust 2016-1, Class B, 3.622%, (1-month USLIBOR +1.750%), 9/27/2021	6,783,355
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$4,590,000	[1]	Navistar Financial Dealer Note Master Trust 2016-1, Class C, 4.172%, (1-month USLIBOR +2.300%), 9/27/2021	$4,618,192
4,500,000	[1]	Navistar Financial Dealer Note Master Trust 2016-1, Class D, 5.172%, (1-month USLIBOR +3.300%), 9/27/2021	4,541,698
8,000,000	[1]	Nelnet Student Loan Trust 2018-1A, Class A1, 2.20%, (1-month USLIBOR +0.320%), 5/25/2066	8,002,360
1,896,816	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 2.595%, (3-month USLIBOR +0.850%), 10/25/2025	1,900,648
3,318,815	[1]	New Hampshire Higher Education Loan Co. 2012-1, Class A, 2.372%, (1-month USLIBOR +0.500%), 10/25/2028	3,318,815
8,325,000		PFS Financing Corp. 2016-BA, Class A, 1.87%, 10/15/2021	8,213,380
10,000,000		PFS Financing Corp. 2016-BA, Class B, 2.28%, 10/15/2021	9,798,623
4,500,000	[1]	PFS Financing Corp. 2017-AA, Class A, 2.357%, (1-month USLIBOR +0.580%), 3/15/2021	4,503,375
9,500,000	[1]	PFS Financing Corp. 2017-AA, Class B, 2.727%, (1-month USLIBOR +0.950%), 3/15/2021	9,505,937
12,350,000	[1]	PFS Financing Corp. 2017-BA, Class A1, 2.377%, (1-month USLIBOR +0.600%), 7/15/2022	12,359,275
8,000,000		PFS Financing Corp. 2017-BA, Class B, 2.57%, 7/15/2022	7,883,714
6,450,000	[1]	PFS Financing Corp. 2017-C, Class B, 2.577%, (1-month USLIBOR +0.800%), 10/15/2021	6,450,448
8,000,000		PFS Financing Corp. 2017-D, Class B, 2.74%, 10/17/2022	7,892,118
21,650,000	[1]	PFS Financing Corp. 2018-A, Class A, 2.177%, (1-month USLIBOR +0.400%), 2/15/2022	21,668,892
4,000,000	[1]	PFS Financing Corp. 2018-A, Class B, 2.179%, (1-month USLIBOR +0.600%), 2/15/2022	4,002,628
4,000,000		PFS Financing Corp. 2018-B, Class B, 3.08%, 2/15/2023	3,980,914
3,278,889		SLM Private Education Loan Trust 2012-B, Class A2, 3.48%, 10/15/2030	3,283,964
6,930,136	[1]	SLM Student Loan Trust 2010-A, Class 2A, 5.027%, (1-month USLIBOR +3.250%), 5/16/2044	7,103,437
2,450,394	[1]	SLM Student Loan Trust 2011-1, Class A1, 2.392%, (1-month USLIBOR +0.520%), 3/25/2026	2,458,270
4,190,116	[1]	SLM Student Loan Trust 2011-2, Class A1, 2.472%, (1-month USLIBOR +0.600%), 11/25/2027	4,215,691
1,237,288		SLM Student Loan Trust 2012-C, Class A2, 3.31%, 10/15/2046	1,238,127
4,580,317	[1]	SLM Student Loan Trust 2013-A, Class A2B, 2.827%, (1-month USLIBOR +1.050%), 5/17/2027	4,599,829
7,000,000		SLM Student Loan Trust 2013-A, Class B, 2.50%, 3/15/2047	6,947,445
12,000,000		SLM Student Loan Trust 2013-B, Class B, 3.00%, 5/16/2044	11,901,367
6,117,071	[1]	SLM Student Loan Trust 2013-C, Class A2B, 3.177%, (1-month USLIBOR +1.400%), 10/15/2031	6,164,116
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$6,988,037	[1]	SLM Student Loan Trust 2014-A, Class A2B, 2.927%, (1-month USLIBOR +1.150%), 1/15/2026	$7,033,876
2,352,339	[1]	SLMA 2013-B A2B, Class A2B, 2.877%, (1-month USLIBOR +1.100%), 6/17/2030	2,371,023
104,850	[1]	SMB Private Education Loan Trust 2016-B, Class A1, 2.427%, (1-month USLIBOR +0.650%), 11/15/2023	104,874
5,417,721	[1]	SMB Private Education Loan Trust 2017-A, Class A1, 2.227%, (1-month USLIBOR +0.450%), 6/17/2024	5,425,615
12,750,000	[1]	SMB Private Education Loan Trust 2018-A, Class A1, 1.93%, (1-month USLIBOR +0.350%), 3/16/2026	12,766,065
4,130,348		Sierra Receivables Funding Co. 2013-3A, Class A, 2.20%, 10/20/2030	4,126,587
2,814,858		Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.40%, 3/22/2032	2,770,740
4,491,083		Sierra Receivables Funding Co. LLC, Class A, 2.30%, 10/20/2031	4,474,803
262,924	[1]	Social Professional Loan Program LLC 2014-A, Class A1, 3.472%, (1-month USLIBOR +1.600%), 6/25/2025	266,648
1,125,384	[1]	Social Professional Loan Program LLC 2014-B, Class A1, 3.122%, (1-month USLIBOR +1.250%), 8/25/2032	1,138,775
2,785,593	[1]	Social Professional Loan Program LLC 2015-A, Class A1, 3.072%, (1-month USLIBOR +1.200%), 3/25/2033	2,813,257
2,737,995	[1]	Social Professional Loan Program LLC 2016-D, Class A1, 2.822%, (1-month USLIBOR +0.950%), 1/25/2039	2,772,967
4,889,440	[1]	Social Professional Loan Program LLC 2016-E, Class A1, 2.722%, (1-month USLIBOR +0.850%), 7/25/2039	4,944,556
7,737,018	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 2.572%, (1-month USLIBOR +0.700%), 3/26/2040	7,798,903
2,218,875		Social Professional Loan Program LLC 2017-B, Class A1FX, 1.83%, 5/25/2040	2,205,917
5,241,189	[1]	Social Professional Loan Program LLC 2017-C, Class A1, 2.472%, (1-month USLIBOR +0.600%), 7/25/2040	5,254,627
3,467,678		Social Professional Loan Program LLC 2017-D, Class A1FX, 1.72%, 9/25/2040	3,445,632
10,144,795	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 2.372%, (1-month USLIBOR +0.500%), 11/26/2040	10,168,948
7,254,098		Social Professional Loan Program LLC 2017-F, Class A1FX, 2.05%, 1/25/2041	7,188,041
6,621,853	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 1.908%, (1-month USLIBOR +0.350%), 2/25/2042	6,639,478
4,599,447		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.26%, 8/25/2025	4,606,300
3,338,687		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.09%, 10/27/2025	3,343,156
2,383,614		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.05%, 12/26/2025	2,382,265
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$8,401,062		Sofi Consumer Loan Program Trust 2017-1, Class A, 3.28%, 1/26/2026	$8,422,435
5,722,838		Sofi Consumer Loan Program Trust 2017-3, Class A, 2.77%, 5/25/2026	5,684,563
7,632,615		Sofi Consumer Loan Program Trust 2017-6, Class A1, 2.20%, 11/25/2026	7,599,142
14,985,055		Sofi Consumer Loan Program Trust 2018-1, Class A1, 2.55%, 2/25/2027	14,940,852
434,710		Sofi Professional Loan Program 2016-B LLC, Class A2A, 1.68%, 3/25/2031	434,042
5,898,347	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 2.622%, (1-month USLIBOR +0.750%), 9/25/2056	5,906,990
21,300,000	[1]	Verizon Owner Trust 2018-1A, Class A1B, 2.010%, (1-month USLIBOR +0.260%), 9/20/2022	21,293,002
		TOTAL	383,466,167
		Rate Reduction Bond—0.1%
3,406,955		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.55%, 10/20/2023	3,573,321
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,644,848,535)	1,639,616,015
		CORPORATE BONDS—32.5%
		Basic Industry - Chemicals—0.2%
5,000,000		DuPont (E.I.) de Nemours & Co., Sr. Unsecd. Note, 2.20%, 5/1/2020	4,931,779
3,000,000	[1]	DuPont (E.I.) de Nemours & Co., Sr. Unsecd. Note, 2.303%, (3-month USLIBOR +0.530%), 5/1/2020	3,020,129
		TOTAL	7,951,908
		Capital Goods - Aerospace & Defense—0.2%
7,380,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.08%, 10/15/2020	7,225,062
		Capital Goods - Construction Machinery—0.1%
3,000,000		CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.375%, 11/6/2020	3,071,250
		Communications - Cable & Satellite—0.3%
9,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 6.75%, 7/1/2018	9,085,239
		Communications - Media & Entertainment—0.9%
2,075,000		British Sky Broadcasting Group PLC, Series 144A, 2.625%, 9/16/2019	2,066,816
5,000,000		CBS Corp., 2.30%, 8/15/2019	4,960,671
4,800,000	[1]	Discovery Communications LLC, Sr. Unsecd. Note, 2.912%, (3-month USLIBOR +0.710%), 9/20/2019	4,823,714
1,200,000	[1]	Moody's Corp., Sr. Unsecd. Note, 2.375%, (3-month USLIBOR +0.350%), 9/4/2018	1,200,238
1,870,000		S&P Global, Inc., Sr. Note, 2.50%, 8/15/2018	1,869,108
10,000,000	[1]	Walt Disney Co., Floating Rate Note—Sr. Note, Series GMTN, 2.294%, (3-month USLIBOR +0.310%), 5/30/2019	10,027,378
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—continued
$5,000,000	[1]	Walt Disney Co., Sr. Unsecd. Note, 2.024%, (3-month USLIBOR +0.320%), 1/8/2019	$5,010,810
		TOTAL	29,958,735
		Communications - Telecom Wirelines—0.7%
8,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	8,003,335
7,000,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.948%, (3-month USLIBOR +0.770%), 6/17/2019	7,052,372
3,680,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 3.857%, (3-month USLIBOR +1.750%), 9/14/2018	3,702,410
4,170,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 3.145%, (3-month USLIBOR +1.000%), 3/16/2022	4,252,066
		TOTAL	23,010,183
		Consumer Cyclical - Automotive—3.8%
10,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 2.025%, (3-month USLIBOR +0.210%), 2/12/2021	10,006,116
100,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.95%, 7/20/2020	97,881
7,750,000	[1]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, Series 144A, 2.633%, (3-month USLIBOR +0.860%), 8/1/2018	7,765,999
4,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.317%, (3-month USLIBOR +0.530%), 5/5/2020	4,018,155
4,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.323%, (3-month USLIBOR +0.450%), 2/22/2021	4,004,170
15,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.704%, (3-month USLIBOR +1.000%), 1/9/2020	15,121,304
3,570,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.565%, (3-month USLIBOR +1.270%), 3/28/2022	3,622,958
10,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series MTN, 3.284%, (3-month USLIBOR +1.580%), 1/8/2019	10,087,352
4,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.650%, (3-month USLIBOR +0.930%), 4/13/2020	4,038,779
9,090,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.270%, (3-month USLIBOR +1.550%), 1/14/2022	9,312,174
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.780%, (3-month USLIBOR +2.060%), 1/15/2019	10,126,939
4,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.609%, (3-month USLIBOR +0.520%), 9/13/2019	4,011,439
10,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.612%, (3-month USLIBOR +0.890%), 1/13/2022	10,138,792
4,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.985%, (3-month USLIBOR +0.690%), 9/28/2022	4,006,568
6,900,000		RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	6,900,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, 2.095%, (3-month USLIBOR +0.390%), 1/11/2023	$5,009,325
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 2.121%, (3-month USLIBOR +0.390%), 1/17/2019	5,010,453
7,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 2.174%, (3-month USLIBOR +0.440%), 10/18/2019	7,032,287
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 2.395%, (3-month USLIBOR +0.690%), 1/11/2022	5,068,040
		TOTAL	125,378,731
		Consumer Cyclical - Retailers—0.9%
5,000,000	[1]	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, Series 144A, 2.589%, (3-month USLIBOR +0.500%), 12/13/2019	5,008,588
3,570,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 7/26/2022	3,463,558
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	3,866,606
13,055,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 2.777%, (3-month USLIBOR +0.720%), 3/9/2021	13,158,624
5,000,000	[1]	Home Depot, Inc., Sr. Unsecd. Note, 2.175%, (3-month USLIBOR +0.150%), 6/5/2020	5,009,723
		TOTAL	30,507,099
		Consumer Cyclical - Services—0.4%
8,500,000		Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 1.90%, 8/21/2020	8,326,123
6,000,000		Expedia, Inc., 7.456%, 8/15/2018	6,100,252
		TOTAL	14,426,375
		Consumer Non-Cyclical - Food/Beverage—2.3%
2,340,000		Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/2019	2,333,550
9,500,000	[1]	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 2.463%, (3-month USLIBOR +0.690%), 8/1/2018	9,512,852
5,660,000	[1]	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, Series 5FRN, 3.052%, (3-month USLIBOR +0.740%), 1/12/2024	5,697,732
5,348,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	5,343,351
3,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	3,583,315
9,700,000		Danone SA, Sr. Unsecd. Note, Series 144A, 1.691%, 10/30/2019	9,507,728
10,000,000	[1]	Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.220%, (3-month USLIBOR +0.420%), 8/9/2019	10,006,200
2,560,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 1.45%, 7/15/2019	2,513,339
12,000,000	[1]	Mondelez International, Inc., Floating Rate Note—Sr. Note, 2.293%, (3-month USLIBOR +0.520%), 2/1/2019	12,033,414
2,700,000	[1]	PepsiCo, Inc., Sr. Unsecd. Note, 2.494%, (3-month USLIBOR +0.590%), 2/22/2019	2,712,735
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$4,120,000		Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 1/31/2020	$4,064,848
6,820,000	[1]	Tyson Foods, Inc., Sr. Unsecd. Note, 2.342%, (3-month USLIBOR +0.450%), 8/21/2020	6,832,778
		TOTAL	74,141,842
		Consumer Non-Cyclical - Health Care—0.5%
5,730,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 2.944%, (3-month USLIBOR +0.875%), 12/29/2020	5,736,839
10,500,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 3.055%, (3-month USLIBOR +1.030%), 6/6/2022	10,538,561
		TOTAL	16,275,400
		Consumer Non-Cyclical - Pharmaceuticals—1.8%
9,406,000		Abbott Laboratories, Sr. Unsecd. Note, 2.35%, 11/22/2019	9,327,755
2,000,000		AbbVie, Inc., Sr. Unsecd. Note, 1.80%, 5/14/2018	1,998,599
6,500,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 2.691%, (3-month USLIBOR +0.620%), 6/10/2022	6,528,768
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.35%, 5/15/2022	3,351,050
2,800,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 1.85%, 9/20/2019	2,765,421
4,000,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 2.35%, 2/1/2020	3,967,540
16,670,000	[1]	Johnson & Johnson, Sr. Unsecd. Note, 2.276%, (3-month USLIBOR +0.270%), 3/1/2019	16,709,801
10,000,000		Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 1.90%, 9/23/2019	9,837,642
2,940,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 1.70%, 7/19/2019	2,843,593
		TOTAL	57,330,169
		Consumer Non-Cyclical - Products—0.4%
10,000,000	[1]	Church and Dwight, Inc., Sr. Unsecd. Note, 1.895%, (3-month USLIBOR +0.150%), 1/25/2019	10,001,204
3,390,000		Stanley Black & Decker, Inc., Sub. Note, 1.622%, 11/17/2018	3,366,521
		TOTAL	13,367,725
		Consumer Non-Cyclical - Supermarkets—0.3%
2,500,000		Kroger Co., Sr. Unsecd. Note, 2.00%, 1/15/2019	2,482,686
7,410,000		Kroger Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 9/30/2019	7,238,561
		TOTAL	9,721,247
		Consumer Non-Cyclical - Tobacco—0.4%
10,000,000	[1]	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 2.719%, (3-month USLIBOR +0.880%), 8/15/2022	10,066,095
4,000,000		Reynolds American, Inc., Sr. Unsecd. Note, 2.30%, 6/12/2018	3,998,159
		TOTAL	14,064,254
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—1.6%
$6,000,000	[1]	BP Capital Markets PLC, Floating Rate Note—Sr. Note, 2.916%, (3-month USLIBOR +0.630%), 9/26/2018	$6,013,329
2,780,000	[1]	BP Capital Markets PLC, Sr. Unsecd. Note, 3.015%, (3-month USLIBOR +0.870%), 9/16/2021	2,829,233
10,000,000	[1]	Chevron Corp., Unsecd. Note, 2.369%, (3-month USLIBOR +0.530%), 11/15/2021	10,121,434
12,000,000	[1]	Exxon Mobil Corp., Sr. Unsecd. Note, 2.786%, (3-month USLIBOR +0.780%), 3/1/2019	12,078,958
8,750,000	[1]	Petroleos Mexicanos, Floating Rate Note—Sr. Note, 3.754%, (3-month USLIBOR +2.020%), 7/18/2018	8,809,763
4,000,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.375%, 5/10/2019	3,949,114
7,000,000	[1]	Statoil ASA, Floating Rate Note—Sr. Note, 2.129%, (3-month USLIBOR +0.290%), 5/15/2018	7,001,241
		TOTAL	50,803,072
		Energy - Refining—0.2%
6,175,000	[1]	Phillips 66, Sr. Unsecd. Note, 2.606%, (3-month USLIBOR +0.600%), 2/26/2021	6,183,427
		Financial Institution - Banking—10.5%
10,000,000	[1]	American Express Co., 2.606%, (3-month USLIBOR +0.650%), 2/27/2023	9,974,716
7,500,000	[1]	American Express Co., Floating Rate Note—Sr. Note, 2.494%, (3-month USLIBOR +0.590%), 5/22/2018	7,504,466
5,050,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	5,026,165
16,000,000	[1]	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.433%,(3-month USLIBOR +0.660%), 2/1/2019	16,064,994
3,500,000	[1]	Bank of America Corp., Floating Rate Note—Sr. Note, 2.762%, (3-month USLIBOR +1.040%), 1/15/2019	3,524,194
10,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 2.741%, (3-month USLIBOR +1.000%), 4/24/2023	10,077,217
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series FRN, 2.124%, (3-month USLIBOR +0.380%), 1/23/2022	4,976,019
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.405%, (3-month USLIBOR +0.660%), 7/21/2021	5,017,740
7,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.925%, (3-month USLIBOR +1.180%), 10/21/2022	7,111,365
10,000,000	[1]	Bank of Montreal, Floating Rate Note—Sr. Note, Series MTN, 2.304%, (3-month USLIBOR +0.600%), 4/9/2018	10,000,522
8,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 2.565%, (3-month USLIBOR +0.440%), 6/15/2020	8,021,780
1,575,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.60%, 5/22/2018	1,572,710
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$7,900,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.551%, (3-month USLIBOR +0.480%), 9/11/2019	$7,948,653
5,000,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.817%, (3-month USLIBOR +1.050%), 10/30/2023	5,085,159
15,000,000	[1]	Canadian Imperial Bank of Commerce, Series YCD, 2.612%, (3-month USLIBOR +0.410%), 9/20/2019	15,004,247
7,690,000	[1]	Capital One NA, Sr. Unsecd. Note, Series BKNT, 2.917%, (3-month USLIBOR +1.150%), 1/30/2023	7,723,588
5,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 2.356%, (3-month USLIBOR +0.350%), 2/12/2021	4,997,350
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 2.498%, (3-month USLIBOR +0.790%), 1/10/2020	5,030,463
3,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 2.965%, (3-month USLIBOR +0.930%), 6/7/2019	3,020,337
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 3.117%, (3-month USLIBOR +1.070%), 12/8/2021	5,072,780
10,000,000	[1]	Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 3.245%, (3-month USLIBOR +0.950%), 3/29/2023	10,011,184
10,000,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 2.855%, (3-month USLIBOR +0.830%), 9/6/2021	10,113,234
6,550,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	6,516,800
5,550,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, 2.882%, (3-month USLIBOR +0.590%), 9/27/2019	5,576,210
15,000,000	[1]	Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, Series MTN, 2.939%, (3-month USLIBOR +1.100%), 11/15/2018	15,066,261
3,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.556%, (3-month USLIBOR +0.750%), 2/23/2023	2,990,336
5,760,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.862%, (3-month USLIBOR +1.110%), 4/26/2022	5,812,296
3,750,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.904%, (3-month USLIBOR +1.160%), 4/23/2020	3,803,593
5,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.971%, (3-month USLIBOR +1.230%), 10/24/2023	5,077,217
7,850,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, Series 1, 2.390%, (3-month USLIBOR +0.630%), 1/28/2019	7,875,371
2,780,000		JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 1.65%, 9/23/2019	2,742,175
3,000,000	[1]	JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.063%, (3-month USLIBOR +0.290%), 2/1/2021	3,000,990
6,000,000	[1]	JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.07%, (3-month USLIBOR +0.250%), 2/13/2020	6,000,905
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$7,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.483%, (3-month USLIBOR +0.610%), 5/18/2022	$7,058,516
6,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.646%, (3-month USLIBOR +0.640%), 12/1/2021	6,491,512
6,000,000	[1]	Morgan Stanley, Floating Rate Note—Sr. Note, 2.591%, (3-month USLIBOR +0.850%), 1/24/2019	6,026,100
10,000,000	[1]	Morgan Stanley, Floating Rate Note—Sr. Note, Series GMTN, 3.025%, (3-month USLIBOR +1.280%), 4/25/2018	10,005,849
2,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 2.900%, (3-month USLIBOR +1.140%), 1/27/2020	2,025,390
5,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.294%, (3-month USLIBOR +0.550%), 2/10/2021	5,004,100
1,250,000		PNC Bank National Association, Sec. Fac. Bond, Series BKNT, 2.00%, 5/19/2020	1,226,062
3,000,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, 1.989%, (3-month USLIBOR +0.250%), 1/22/2021	3,002,760
6,665,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, 2.260%, (3-month USLIBOR +0.500%), 7/27/2022	6,689,572
4,680,000	[1]	PNC Bank, N.A., Sr. Unsecd. Note, 2.435%, (3-month USLIBOR +0.400%), 12/7/2018	4,690,058
2,730,000		State Street Corp., Sr. Unsecd. Note, 1.95%, 5/19/2021	2,649,600
10,000,000	[1]	SunTrust Bank, Sr. Unsecd. Note, 2.302%, (3-month USLIBOR +0.530%), 1/31/2020	10,064,608
9,580,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 1.884%, (3-month USLIBOR +0.140%), 10/23/2020	9,533,970
5,000,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.240%, (3-month USLIBOR +0.480%), 10/28/2019	5,025,146
5,100,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 3.002%, (3-month USLIBOR +1.230%), 10/31/2023	5,177,384
15,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.054%, (3-month USLIBOR +0.310%), 1/15/2021	14,969,257
15,000,000	[1]	Westpac Banking Corp., Floating Rate Note, 2.507%, (3-month USLIBOR +0.740%), 7/30/2018	15,024,472
		TOTAL	342,005,393
		Financial Institution - Broker/Asset Mgr/Exchange—0.3%
9,425,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	9,404,477
		Financial Institution - Insurance - Health—0.5%
4,430,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.70%, 2/15/2019	4,395,512
10,590,000	[1]	UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.790%, (3-month USLIBOR +0.070%), 10/15/2020	10,572,369
		TOTAL	14,967,881
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—1.5%
$4,000,000	[1]	MET Life Global Funding I, Series 144A, 2.398%, (3-month USLIBOR +0.220%), 9/19/2019	$4,006,214
6,665,000		Mass Mutual Global Funding II, Sec. Fac. Bond, Series 144A, 1.95%, 9/22/2020	6,499,675
10,000,000	[1]	MetLife Global Funding I, Sec. Fac. Bond, Series 144A, 2.608%, (3-month USLIBOR +0.430%), 12/19/2018	10,019,494
6,500,000	[1]	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 1.884%, (3-month USLIBOR +0.180%), 7/6/2018	6,502,903
10,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 1.974%, (3-month USLIBOR +0.270%), 4/9/2020	10,015,654
11,000,000	[1]	Prudential Financial, Inc., Floating Rate Note—Sr. Note, Series MTN, 2.619%, (3-month USLIBOR +0.780%), 8/15/2018	11,025,397
		TOTAL	48,069,337
		Financial Institution - Insurance - P&C—0.3%
3,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	2,995,858
4,200,000	[1]	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.955%, (3-month USLIBOR +0.250%), 1/11/2019	4,206,441
4,000,000	[1]	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 2.099%, (3-month USLIBOR +0.260%), 8/15/2019	4,009,083
		TOTAL	11,211,382
		Misc Machinery—0.2%
6,000,000		Pentair Finance SARL, Sr. Unsecd. Note, 2.65%, 12/1/2019	5,946,497
		Other—0.0%
746,053	[1,2,3]	Carlyle Global Market Strategies, 3.731%, (3-month USLIBOR +2.000%), 7/15/2019	746,053
		Technology—2.0%
3,750,000	[1]	Apple, Inc., Floating Rate Note—Sr. Note, 2.037%, (3-month USLIBOR +0.250%), 5/3/2018	3,750,518
5,000,000	[1]	Apple, Inc., Floating Rate Note—Sr. Note, 2.089%, (3-month USLIBOR +0.300%), 5/6/2019	5,015,411
5,000,000	[1]	Apple, Inc., Sr. Unsecd. Note, 1.881%, (3-month USLIBOR +0.070%), 5/11/2020	4,999,377
3,000,000	[1]	Apple, Inc., Sr. Unsecd. Note, 2.740%, (3-month USLIBOR +0.820%), 2/22/2019	3,021,682
4,935,000		Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.00%, 1/15/2022	4,845,420
11,000,000	[1]	Cisco Systems, Inc., Floating Rate Note—Sr. Note, 2.506%, (3-month USLIBOR +0.500%), 3/1/2019	11,047,100
9,460,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 3.48%, 6/1/2019	9,504,831
3,500,000		Keysight Technologies, Inc., 3.30%, 10/30/2019	3,507,695
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$2,000,000		Microsoft Corp., Sr. Unsecd. Note, 1.00%, 5/1/2018	$1,997,882
8,000,000	[1]	Oracle Corp., Floating Rate Note—Sr. Note, 2.300%, (3-month USLIBOR +0.580%), 1/15/2019	8,030,047
5,000,000	[1]	Qualcomm, Inc., Sr. Unsecd. Note, 2.497%, (3-month USLIBOR +0.730%), 1/30/2023	4,960,542
5,600,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	5,689,462
		TOTAL	66,369,967
		Transportation - Services—0.2%
5,100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.35%, 2/26/2019	5,080,923
		Utility - Electric—1.4%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.40%, 10/1/2022	1,444,738
5,000,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.15%, 11/13/2020	4,893,838
2,721,250		Duke Energy Florida LLC, Sr. Unsecd. Note, 2.10%, 12/15/2019	2,707,447
10,000,000	[1]	Duke Energy Progress LLC, 2.227%, (3-month USLIBOR +0.180%), 9/8/2020	10,017,634
4,170,000		Emera US Finance LP, Sr. Unsecd. Note, 2.15%, 6/15/2019	4,121,396
2,980,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, 2.942%, (3-month USLIBOR +0.650%), 3/27/2020	2,981,249
1,760,000		National Rural Utilities Cooperative Finance Corp., 1.65%, 2/8/2019	1,746,217
4,900,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 11/1/2019	4,803,457
3,790,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 2.90%, 3/15/2021	3,780,478
3,060,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.30%, 4/1/2019	3,044,375
5,515,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 1.60%, 11/15/2019	5,389,920
		TOTAL	44,930,749
		Utility - Natural Gas—0.6%
9,635,000	[1]	Sempra Energy, Sr. Unsecd. Note, 2.209%, (3-month USLIBOR +0.500%), 1/15/2021	9,640,431
10,000,000	[1]	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 2.114%, (3-month USLIBOR +0.275%), 11/15/2019	9,997,076
		TOTAL	19,637,507
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,060,350,109)	1,060,871,884
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MUNICIPAL BOND—0.3%
		Municipal Services—0.3%
$11,000,000	[1]	Mississippi State, Taxable UT GO Bonds (Series 2017C) FRNs, 2.09%, (1-month USLIBOR +0.400%), 5/1/2020 (IDENTIFIED COST $11,000,000)	$11,003,630
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
400,651		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033 (IDENTIFIED COST $423,564)	455,277
		CERTIFICATE OF DEPOSIT—0.2%
		Financial Institution - Banking—0.2%
6,000,000		Bayerische Landesbank, 1.71%, 8/17/2018 (IDENTIFIED COST $6,000,000)	5,985,806
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.9%
		Commercial Mortgage—1.9%
25,000,000	[1]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 3.177%,(1-month USLIBOR +1.400%), 11/15/2036	24,960,288
10,232,770	[1]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 2.436%, (1-month USLIBOR +0.650%), 11/15/2045	10,234,174
14,980,663	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 2.530%, (1-month USLIBOR +0.790%), 4/10/2046	15,122,103
8,000,000	[1]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 2.836%, (1-month USLIBOR +1.050%), 7/15/2046	8,081,826
5,000,000	[1]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 2.986%, (1-month USLIBOR +1.200%), 6/15/2045	5,089,071
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $63,213,433)	63,487,462
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.6%
		Federal Home Loan Mortgage Corporation—0.6%
$2,269,379	[1]	Federal Home Loan Mortgage Corp. REMIC 2819 F, 2.177%, (1-month USLIBOR +0.400%), 6/15/2034	$2,277,662
543,857	[1]	Federal Home Loan Mortgage Corp. REMIC 3071 TF, 2.077%, (1-month USLIBOR +0.300%), 4/15/2035	544,302
1,442,621	[1]	Federal Home Loan Mortgage Corp. REMIC 3084 XF, 2.297%, (1-month USLIBOR +0.520%), 12/15/2035	1,451,519
420,737	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 2.237%, (1-month USLIBOR +0.460%), 2/15/2034	422,090
1,610,547	[1]	Federal Home Loan Mortgage Corp. REMIC 3153 EF, 2.187%, (1-month USLIBOR +0.410%), 5/15/2036	1,612,110
664,079	[1]	Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 2.157%, (1-month USLIBOR +0.380%), 5/15/2036	663,874
370,242	[1]	Federal Home Loan Mortgage Corp. REMIC 3156 HF, 2.262%, (1-month USLIBOR +0.485%), 8/15/2035	371,758
480,550	[1]	Federal Home Loan Mortgage Corp. REMIC 3211 FN, 2.077%, (1-month USLIBOR +0.300%), 9/15/2036	478,852
589,773	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 2.177%,(1-month USLIBOR +0.400%), 7/15/2036	589,448
219,063	[1]	Federal Home Loan Mortgage Corp. REMIC 3320 FM, 2.177%, (1-month USLIBOR +0.400%), 7/15/2036	219,348
225,479	[1]	Federal Home Loan Mortgage Corp. REMIC 3339 AF, 2.227%, (1-month USLIBOR +0.450%), 7/15/2037	225,911
2,211,173	[1]	Federal Home Loan Mortgage Corp. REMIC 3382 FG, 2.377%, (1-month USLIBOR +0.600%), 11/15/2037	2,230,984
1,897,553	[1]	Federal Home Loan Mortgage Corp. REMIC 3387 PF, 2.197%, (1-month USLIBOR +0.420%), 11/15/2037	1,900,078
228,499	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 2.527%, (1-month USLIBOR +0.750%), 7/15/2036	231,473
674,080	[1]	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 2.687%, (1-month USLIBOR +0.910%), 7/15/2037	687,746
107,517	[1]	Federal Home Loan Mortgage Corp., Class FE, 2.177%, (1-month USLIBOR +0.400%), 7/15/2036	107,544
4,216,030	[1]	Federal Home Loan Mortgage Corp., Series KGRP, Class A, 2.05%, (1-month USLIBOR +0.380%), 4/25/2020	4,218,124
		TOTAL	18,232,823
		Federal National Mortgage Association—0.3%
214,603	[1]	Federal National Mortgage Association REMIC 2002-77 FA, 2.808%, (1-month USLIBOR +1.000%), 12/18/2032	218,875
649,887	[1]	Federal National Mortgage Association REMIC 2006-119 CF, 2.172%, (1-month USLIBOR +0.300%), 12/25/2036	647,674
532,783	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 2.302%, (1-month USLIBOR +0.430%), 6/25/2036	533,775
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$2,412,172	[1]	Federal National Mortgage Association REMIC 2006-61 FQ, 2.272%, (1-month USLIBOR +0.400%), 7/25/2036	$2,413,541
537,474	[1]	Federal National Mortgage Association REMIC 2006-79 DF, 2.222%, (1-month USLIBOR +0.350%), 8/25/2036	536,798
1,481,096	[1]	Federal National Mortgage Association REMIC 2006-81 FB, 2.222%, (1-month USLIBOR +0.350%), 9/25/2036	1,479,260
1,256,829	[1]	Federal National Mortgage Association REMIC 2006-W1 2AF1, 2.092%, (1-month USLIBOR +0.220%), 2/25/2046	1,245,671
845,935	[1]	Federal National Mortgage Association REMIC 2007-88 FY, 2.332%, (1-month USLIBOR +0.460%), 9/25/2037	851,861
427,111	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 2.322%, (1-month USLIBOR +0.450%), 7/25/2037	428,058
253,563	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 2.872%, (1-month USLIBOR +1.000%), 6/25/2037	260,399
121,259	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 2.672%, (1-month USLIBOR +0.800%), 5/25/2039	121,984
600,157	[1]	Federal National Mortgage Association REMIC 2009-69 F, 2.722%, (1-month USLIBOR +0.850%), 4/25/2037	611,150
28,353	[1]	Federal National Mortgage Association, Class FB, 2.372%,(1-month USLIBOR +0.500%), 8/25/2039	28,521
		TOTAL	9,377,567
		Government Agency—0.1%
2,161,390		FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	2,126,344
783,718	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 2.161%, (1-month USLIBOR +0.450%), 1/8/2020	785,157
		TOTAL	2,911,501
		Government National Mortgage Association—0.8%
11,330,036	[1]	Government National Mortgage Association REMIC 2012-H31 FA, 1.925%, (1-month USLIBOR +0.350%), 11/20/2062	11,309,171
7,460,648	[1]	Government National Mortgage Association REMIC 2013-H16 FA, 2.115%, (1-month USLIBOR +0.540%), 7/20/2063	7,484,802
8,544,270	[1]	Government National Mortgage Association REMIC 2013-H17 FA, 2.125%, (1-month USLIBOR +0.550%), 7/20/2063	8,572,607
		TOTAL	27,366,580
		Non-Agency Mortgage—2.8%
126,512		C-BASS ABS LLC Series 1999-3, Class B1, 6.233%, 2/3/2029	100,154
293,395	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 2.372%, (1-month USLIBOR +0.550%), 11/20/2035	103,781
2,917,010	[1]	Gosforth Funding PLC 2016-1A, Class A1A, 2.539%, (3-month USLIBOR +0.700%), 2/15/2058	2,923,687
9,452,179	[1]	Gosforth Funding PLC 2017-1A, Class A1A, 2.648%, (3-month USLIBOR +0.470%), 12/19/2059	9,461,149
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$15,100,000	[1]	Holmes Master Issuer PLC 2018-1A, Class A2, 2.146%, (3-month USLIBOR +0.360%), 10/15/2054	$15,091,484
215,985	[1]	Impac CMB Trust 2004-7, Class 1A2, 2.792%, (1-month USLIBOR +0.920%), 11/25/2034	210,128
364,069	[1]	Impac CMB Trust 2004-9, Class 1A2, 2.752%, (1-month USLIBOR +0.880%), 1/25/2035	347,475
12,000,000	[1]	Lanark Master Issuer PLC 2018-1A, Class 1A, 2.236%, (3-month USLIBOR +0.420%), 12/22/2069	12,000,936
558,664	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 2.477%, (1-month USLIBOR +0.700%), 11/15/2031	544,844
150,750		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	150,063
904,101		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	836,395
2,502,211		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	2,315,890
3,838,772		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.45%, 2/25/2043	3,587,713
3,890,406		Sierra Receivables Funding Co. 2016-3A, Class A, 2.43%, 10/20/2033	3,760,060
17,800,000	[1]	Silverstone Master Issuer 2015-1A, Class 2A2, 2.295%, (3-month USLIBOR +0.550%), 1/21/2070	17,854,308
20,000,000	[1]	Silverstone Master Issuer 2018-1A, Class 1A, 2.12%, (3-month USLIBOR +0.390%), 1/21/2070	20,000,520
654,383	[1]	Washington Mutual 2006-AR1, Class 2A1B, 2.353%, (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	650,838
979,467	[1]	Washington Mutual 2006-AR15, Class 1A, 2.123%, (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	896,393
528,136	[1]	Washington Mutual 2006-AR17, Class 1A, 2.021%, (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	492,496
106,978		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.704%, 7/25/2034	106,540
		TOTAL	91,434,854
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $150,051,399)	149,323,325
		COMMERCIAL PAPER—1.7%[4]
		Consumer Cyclical - Automotive—0.2%
6,000,000		Ford Motor Credit Co. LLC, 1.989%, 4/2/2018	5,999,675
		Consumer Non-Cyclical - Food/Beverage—0.1%
3,882,000		Anheuser-Busch INBEV WWD, 1.623%, 7/5/2018	3,857,800
		Energy - Midstream—0.5%
17,000,000		Energy Transfer Partners LP, 2.504%, 4/9/2018	16,990,555
		Financial Institution - Banking—0.4%
15,000,000		Bank of Nova Scotia, Toronto, 1.544%, 8/30/2018	14,850,556
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	COMMERCIAL PAPER—continued[4]
	Sovereign—0.5%
$15,000,000	Corp Andina De Fomento, 1.574%, 4/5/2018	$14,997,417
	TOTAL COMMERCIAL PAPER (IDENTIFIED COST $56,757,623)	56,696,003
	INVESTMENT COMPANIES—8.7%
11,181,419	Federated Bank Loan Core Fund	113,044,151
133,944,569	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.78%[5]	133,917,780
850,933	Federated Mortgage Core Portfolio	8,194,490
788,158	Federated Project and Trade Finance Core Fund	7,140,708
3,655,780	High Yield Bond Portfolio	22,775,509
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $287,850,832)	285,072,638
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $3,283,004,474)[6]	3,275,025,603
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[7]	(6,864,657)
	TOTAL NET ASSETS—100%	$3,268,160,946
At March 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
[8]United States Treasury Note 2-Year Short Futures	1,000	$212,609,376	June 2018	$(97,042)
Semi-Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2018, were as follows:
	Balance of Shares Held 9/30/2017	Purchases/ Additions	Sales/ Reductions
Federated Bank Loan Core Fund	8,010,503	3,170,916	—
Federated Institutional Prime Value Obligations Fund, Institutional Shares	130,935,567	955,365,172	(952,356,170)
Federated Mortgage Core Portfolio	838,952	11,981	—
Federated Project and Trade Finance Core Fund	770,993	17,165	—
High Yield Bond Portfolio	6,658,661	202,247	(3,205,128)
TOTAL OF AFFILIATED TRANSACTIONS	147,214,676	958,767,481	(955,561,298)
Semi-Annual Shareholder Report

Balance of Shares Held 3/31/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income
11,181,419	$113,044,151	$71,156	$—	$2,066,899
133,944,569	$133,917,780	$(38,290)	$(22,608)	$1,210,708
850,933	$8,194,490	$(185,649)	$—	$116,445
788,158	$7,140,708	$(38,843)	$—	$155,802
3,655,780	$22,775,509	$(628,852)	$(1,031,513)	$1,287,818
150,420,859	$285,072,638	$(820,478)	$(1,054,121)	$4,837,672
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the supervision of the Fund's Board of Directors (the “Directors).
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2018, these restricted securities amounted to $746,053, which represented 0.0% of total net assets.
4	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$2,513,563	$—	$2,513,563
Asset-Backed Securities	—	1,639,605,654	10,361	1,639,616,015
Corporate Bonds	—	1,060,125,831	746,053	1,060,871,884
Municipal Bond	—	11,003,630	—	11,003,630
Mortgage-Backed Security	—	455,277	—	455,277
Certificate of Deposit	—	5,985,806	—	5,985,806
Commercial Mortgage-Backed Securities	—	63,487,462	—	63,487,462
Collateralized Mortgage Obligations	—	149,323,325	—	149,323,325
Commercial Paper	—	56,696,003	—	56,696,003
Investment Companies[1]	133,917,780	—	—	285,072,638
TOTAL SECURITIES	$133,917,780	$2,989,196,551	$756,414	$3,275,025,603
Other Financial Instruments[2]
Assets	$—	$—	$—	$—
Liabilities	(97,042)	—	—	(97,042)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(97,042)	$—	$—	$(97,042)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $151,154,858 are measured at fair value using the net asset value (NAV) per share practical expedient and have not yet been categorized in the chart above but are included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FDIC	—Federal Deposit Insurance Corporation
FNMA	—Federal National Mortgage Association
FRNs	—Floating Rate Notes
GMTN	—Global Medium Term Note
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NCUA	—National Credit Union Administration
NIM	—Net Interest Margin
REMIC	—Real Estate Mortgage Investment Conduit
UT	—Unlimited Tax
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2018	Year Ended September 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.12	$9.12	$9.09	$9.17	$9.15	$9.23
Income From Investment Operations:
Net investment income	0.06	0.09	0.06	0.05	0.07	0.09
Net realized and unrealized gain (loss)	(0.03)	0.00[1]	0.03	(0.08)	0.01	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.03	0.09	0.09	(0.03)	0.08	0.01
Less Distributions:
Distributions from net investment income	(0.06)	(0.09)	(0.06)	(0.05)	(0.06)	(0.09)
Net Asset Value, End of Period	$9.09	$9.12	$9.12	$9.09	$9.17	$9.15
Total Return[2]	0.36%	1.04%	1.03%	(0.32)%	0.85%	0.10%
Ratios to Average Net Assets:
Net expenses	0.92%[3]	0.92%	0.91%	0.91%	0.90%	0.90%
Net investment income	1.38%[3]	1.02%	0.68%	0.50%	0.56%	0.90%
Expense waiver/reimbursement[4]	0.13%[3]	0.13%	0.18%	0.19%	0.20%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$294,253	$269,004	$270,412	$312,778	$385,690	$568,466
Portfolio turnover	17%	33%	30%	21%	25%	26%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2018	Year Ended September 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.12	$9.11	$9.09	$9.16	$9.14	$9.23
Income From Investment Operations:
Net investment income	0.09	0.14	0.11	0.10	0.11	0.14
Net realized and unrealized gain (loss)	(0.03)	0.01	0.02	(0.07)	0.02	(0.09)
TOTAL FROM INVESTMENT OPERATIONS	0.06	0.15	0.13	0.03	0.13	0.05
Less Distributions:
Distributions from net investment income	(0.09)	(0.14)	(0.11)	(0.10)	(0.11)	(0.14)
Net Asset Value, End of Period	$9.09	$9.12	$9.11	$9.09	$9.16	$9.14
Total Return[1]	0.63%	1.70%	1.48%	0.33%	1.41%	0.54%
Ratios to Average Net Assets:
Net expenses	0.37%[2]	0.37%	0.36%	0.36%	0.35%	0.35%
Net investment income	1.93%[2]	1.58%	1.23%	1.05%	1.10%	1.43%
Expense waiver/reimbursement[3]	0.13%[2]	0.13%	0.18%	0.19%	0.20%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,935,587	$2,629,099	$2,283,604	$2,354,930	$2,497,825	$1,796,713
Portfolio turnover	17%	33%	30%	21%	25%	26%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2018	Year Ended September 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.12	$9.11	$9.09	$9.17	$9.15	$9.23
Income From Investment Operations:
Net investment income	0.07	0.10	0.05	0.05	0.07	0.11
Net realized and unrealized gain (loss)	(0.03)	0.01	0.04	(0.07)	0.02	(0.09)
TOTAL FROM INVESTMENT OPERATIONS	0.04	0.11	0.09	(0.02)	0.09	0.02
Less Distributions:
Distributions from net investment income	(0.07)	(0.10)	(0.07)	(0.06)	(0.07)	(0.10)
Net Asset Value, End of Period	$9.09	$9.12	$9.11	$9.09	$9.17	$9.15
Total Return[1]	0.41%	1.25%	1.02%	(0.23)%	0.95%	0.20%
Ratios to Average Net Assets:
Net expenses	0.82%[2]	0.82%	0.81%	0.81%	0.80%	0.80%
Net investment income	1.47%[2]	1.09%	0.76%	0.60%	0.65%	0.98%
Expense waiver/reimbursement[3]	0.15%[2]	0.16%	0.22%	0.23%	0.24%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,321	$33,431	$58,362	$146,733	$175,803	$203,390
Portfolio turnover	17%	33%	30%	21%	25%	26%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2018 (unaudited)
Assets:
Investment in securities, at value including $285,072,638 of investment in affiliated holdings (identified cost $3,283,004,474)		$3,275,025,603
Cash		25,989,568
Cash denominated in foreign currencies (identified cost $638)		651
Restricted cash (Note 2)		340,000
Income receivable		6,702,361
Income receivable from affiliated holdings		861,142
Receivable for shares sold		12,026,821
Receivable for daily variation margin on futures contracts		8,754
TOTAL ASSETS		3,320,954,900
Liabilities:
Payable for investments purchased	$42,242,203
Payable for shares redeemed	8,347,505
Income distribution payable	1,641,880
Payable to adviser (Note 5)	59,881
Payable for administrative fees (Note 5)	21,447
Payable for Directors'/Trustees' fees (Note 5)	819
Payable for distribution services fee (Note 5)	81,942
Payable for other service fees (Notes 2 and 5)	69,864
Accrued expenses (Note 5)	328,413
TOTAL LIABILITIES		52,793,954
Net assets for 359,551,698 shares outstanding		$3,268,160,946
Net Assets Consist of:
Paid-in capital		$3,295,355,556
Net unrealized depreciation		(8,075,900)
Accumulated net realized loss		(19,095,559)
Distributions in excess of net investment income		(23,151)
TOTAL NET ASSETS		$3,268,160,946
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($294,252,715 ÷ 32,362,135 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.09
Offering price per share (100/98.00 of $9.09)	$9.28
Redemption proceeds per share	$9.09
Institutional Shares:
Net asset value per share ($2,935,587,003 ÷ 322,975,186 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.09
Offering price per share	$9.09
Redemption proceeds per share	$9.09
Service Shares:
Net asset value per share ($38,321,228 ÷ 4,214,377 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.09
Offering price per share	$9.09
Redemption proceeds per share	$9.09
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended March 31, 2018 (unaudited)
Investment Income:
Interest			$30,080,067
Dividends received from affiliated holdings (see footnotes to Portfolio of Investments)			4,837,672
TOTAL INCOME			34,917,739
Expenses:
Investment adviser fee (Note 5)		$5,328,972
Administrative fee (Note 5)		1,220,578
Custodian fees		49,933
Transfer agent fee		664,538
Directors'/Trustees' fees (Note 5)		13,949
Auditing fees		16,948
Legal fees		4,709
Portfolio accounting fees		107,534
Distribution services fee (Note 5)		470,112
Other service fees (Notes 2 and 5)		394,582
Share registration costs		58,007
Printing and postage		25,808
Miscellaneous (Note 5)		18,558
TOTAL EXPENSES		8,374,228
Waivers and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,945,049)
Waiver of other operating expenses (Note 5)	(4,739)
TOTAL WAIVERS AND REIMBURSEMENT		(1,949,788)
Net expenses			6,424,440
Net investment income			$28,493,299
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Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Foreign Exchange Contracts and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(1,054,121) on sales of investments in affiliated holdings)	$448,778
Net realized loss on foreign currency transactions	(642,581)
Net realized loss on foreign exchange contracts	(726,869)
Net realized gain on futures contracts	2,793,616
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $(820,478) on investments in affiliated holdings)	(11,687,332)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	13
Net change in unrealized appreciation of futures contracts	(599,658)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(10,414,033)
Change in net assets resulting from operations	$18,079,266
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2018	Year Ended 9/30/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$28,493,299	$44,066,946
Net realized gain (loss)	1,872,944	(2,571,389)
Net change in unrealized appreciation/depreciation	(12,286,977)	5,564,168
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	18,079,266	47,059,725
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,942,449)	(2,845,351)
Institutional Shares	(26,300,696)	(40,871,239)
Service Shares	(278,116)	(476,662)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(28,521,261)	(44,193,252)
Share Transactions:
Proceeds from sale of shares	1,415,828,186	2,280,190,322
Net asset value of shares issued to shareholders in payment of distributions declared	22,631,463	36,962,778
Cost of shares redeemed	(1,091,390,694)	(2,000,864,057)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	347,068,955	316,289,043
Change in net assets	336,626,960	319,155,516
Net Assets:
Beginning of period	2,931,533,986	2,612,378,470
End of period (including undistributed (distributions in excess of) net investment income of $(23,151) and $4,811, respectively)	$3,268,160,946	$2,931,533,986
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
March 31, 2018 (unaudited)
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
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representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and
Semi-Annual Shareholder Report

unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $1,949,788 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$352,167
Service Shares	42,415
TOTAL	$394,582
For the six months ended March 31, 2018, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon
Semi-Annual Shareholder Report

changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $213,697,917. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At March 31, 2018, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
Semi-Annual Shareholder Report

transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815	Receivable for daily variation margin on futures contracts	$(97,042)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Total
Interest rate contracts	$2,793,616	$—	$2,793,616
Foreign exchange contracts	—	(726,869)	(726,869)
TOTAL	$2,793,616	$(726,869)	$2,066,747

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(599,658)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2018		Year Ended 9/30/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	13,840,317	$126,089,560	23,089,415	$210,437,209
Shares issued to shareholders in payment of distributions declared	207,904	1,893,439	304,244	2,774,050
Shares redeemed	(11,170,914)	(101,772,851)	(23,572,896)	(214,873,781)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,877,307	$26,210,148	(179,237)	$(1,662,522)

	Six Months Ended 3/31/2018		Year Ended 9/30/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	140,226,984	$1,276,972,423	226,476,920	$2,063,279,611
Shares issued to shareholders in payment of distributions declared	2,250,119	20,490,726	3,706,457	33,774,344
Shares redeemed	(107,792,462)	(981,621,548)	(192,511,954)	(1,754,152,460)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	34,684,641	$315,841,601	37,671,423	$342,901,495

	Six Months Ended 3/31/2018		Year Ended 9/30/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,400,141	$12,766,203	710,542	$6,473,502
Shares issued to shareholders in payment of distributions declared	27,155	247,298	45,463	414,384
Shares redeemed	(877,363)	(7,996,295)	(3,494,483)	(31,837,816)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	549,933	$5,017,206	(2,738,478)	$(24,949,930)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	38,111,881	$347,068,955	34,753,708	$316,289,043
4. FEDERAL TAX INFORMATION
At March 31, 2018, the cost of investments for federal tax purposes was $3,283,004,474. The net unrealized depreciation of investments for federal tax purposes was $8,075,913. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,310,266 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,386,179. The amounts presented are inclusive of derivative contracts.
At September 30, 2017, the Fund had a capital loss carryforward of $20,419,799 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for
Semi-Annual Shareholder Report

federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$7,523,117	$12,065,652	$19,588,769
2018	$831,030	N/A	$831,030
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.35% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2018, the Adviser waived $1,877,163 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2018, the Adviser reimbursed $67,886.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
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Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.30%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$423,018	$—
Service Shares	47,094	(4,739)
TOTAL	$470,112	$(4,739)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2018, FSC retained $326,965 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. For the six months ended March 31, 2018, FSC retained $173 in sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended March 31, 2018, FSSC received $3,151 of the other service fees disclosed in Note 2.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.91%, 0.36% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2018, were as follows:
Purchases	$859,955,546
Sales	$472,036,444
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of March 31, 2018, the Fund had no outstanding loans. During the six months ended March 31, 2018, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2018, there were no outstanding loans. During the six months ended March 31, 2018, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 to March 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,003.60	$4.60
Institutional Shares	$1,000	$1,006.30	$1.85
Service Shares	$1,000	$1,004.10	$4.10
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.30	$4.63
Institutional Shares	$1,000	$1,023.10	$1.87
Service Shares	$1,000	$1,020.80	$4.13
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.92%
Institutional Shares	0.37%
Service Shares	0.82%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated Ultrashort Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
Semi-Annual Shareholder Report

Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
Semi-Annual Shareholder Report

associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group.
Semi-Annual Shareholder Report

Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
In 2016, the Board approved a reduction of 5 basis points in the contractual advisory fee.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology
Semi-Annual Shareholder Report

(including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Semi-Annual Shareholder Report

The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Ultrashort Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q762
CUSIP 31428Q747
CUSIP 31428Q754
28411 (5/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 24, 2018